Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—1.2%
225,098	[1]	Bumble, Inc.	$ 934,157
94,548	[1]	E.W. Scripps Co.	452,885
494,525	[1]	Lumen Technologies, Inc.	4,371,601
40,554	[1]	QuinStreet, Inc.	517,469
321,754	[1]	Thryv Holdings, Inc.	1,151,879
62,898	[1]	Yelp, Inc.	1,735,985
		TOTAL	9,163,976
		Consumer Discretionary—6.5%
38,407	[1]	Abercrombie & Fitch Co., Class A	3,278,038
31,586	[1]	American Public Education, Inc.	1,836,726
297,344		Bloomin Brands, Inc.	1,813,798
21,397	[1]	Brinker International, Inc.	3,257,479
299,336	[1]	Coursera, Inc.	1,781,049
7,222	[1]	Covista, Inc.	832,119
99,229	[2]	Cracker Barrel Old Country Store, Inc.	3,107,852
313,362	[1,2]	EVgo, Inc.	658,060
15,244	[1]	Gentherm, Inc.	458,844
339,230	[1,2]	Krispy Kreme, Inc.	1,336,566
32,838	[1,2]	McGraw Hill, Inc.	397,011
148,058	[1]	National Vision Holdings, Inc.	3,437,907
18,824		OneSpaWorld Holdings Ltd.	464,200
280,108	[1]	Peloton Interactive, Inc.	1,526,589
16,611		Red Rock Resorts, Inc.	896,330
44,478	[1]	Revolve Group, Inc.	1,131,965
112,575	[1]	Rush Street Interactive, Inc.	3,163,358
17,565		Steven Madden Ltd.	659,741
324,676		Super Group SGHC Ltd.	4,207,801
842,036	[1]	Sweetgreen, Inc.	5,793,208
199,448	[1]	The RealReal, Inc.	2,371,437
111,139	[1]	ThredUp, Inc.	476,786
40,738	[1]	Victoria’s Secret & Co.	2,111,451
6,978		Visteon Corp.	779,512
165,596		Wolverine World Wide, Inc.	2,818,444
		TOTAL	48,596,271
		Consumer Staples—1.0%
24,155		Cal-Maine Foods, Inc.	1,866,215
103,736		MGP Ingredients, Inc.	2,068,496
86,197	[1]	The Simply Good Foods Co.	1,152,454
10,850		Turning Point Brands, Inc.	875,378
16,228	[1]	Vita Coco Co., Inc./The	1,070,886
51,882	[1,2]	Vital Farms, Inc.	708,189
		TOTAL	7,741,618
		Energy—2.4%
72,450		Archrock, Inc.	2,807,438
37,755		Comstock Resources, Inc.	657,692
44,033		CVR Energy, Inc.	1,459,254
55,712		Delek US Holdings, Inc.	2,595,622

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
101,654		Kodiak Gas Services, Inc.	$ 6,892,141
41,098	[1]	Tidewater, Inc.	3,671,284
		TOTAL	18,083,431
		Financials—10.1%
137,241		Acadian Asset Management, Inc.	9,243,181
154,370		Artisan Partners Asset Management, Inc.	5,779,613
10,219	[1]	Axos Financial, Inc.	985,520
33,061		Bank of Hawaii Corp.	2,628,680
123,022	[1,2]	BRC Group Holdings, Inc.	1,056,759
9,537	[1]	Coastal Financial Corp.	721,188
36,524	[1]	Flywire Corp.	493,439
121,323	[1]	Hamilton Insurance Group Ltd.	3,975,755
9,447		HCI Group, Inc.	1,450,776
58,865	[1]	Lemonade, Inc.	3,334,114
19,687	[1]	LendingTree, Inc.	976,278
97,408		Marex Group PLC	5,196,717
4,888		Mercury General Corp.	475,651
38,796		Moelis & Co.	2,526,396
54,822	[1]	NCR Atleos Corp.	2,433,000
35,452	[1]	Oscar Health, Inc.	654,444
35,840	[1]	Palomar Holdings, Inc.	4,314,419
22,390		Pathward Financial, Inc.	1,944,348
445,980	[1]	Payoneer Global, Inc.	2,220,980
8,788	[1]	Root, Inc.	478,770
221,645	[1]	Siriuspoint Ltd.	5,188,709
119,096	[1]	Skyward Specialty Insurance Group, Inc.	5,412,913
99,390	[1,2]	Slide Insurance Holdings, Inc.	1,853,624
71,368	[1]	StoneCo Ltd.	783,621
32,625	[1]	Texas Capital Bancshares, Inc.	3,285,338
24,969		UMB Financial Corp.	3,150,339
66,750		Victory Capital Holdings, Inc.	5,240,542
		TOTAL	75,805,114
		Health Care—22.5%
399,550	[1]	ADMA Biologics, Inc.	4,095,388
139,432	[1]	Alignment Healthcare, Inc.	3,142,797
130,153	[1]	Alphatec Holdings, Inc.	1,270,293
88,456	[1]	AMN Healthcare Services, Inc.	1,810,695
88,859	[1]	Amylyx Pharmaceuticals, Inc.	1,421,744
13,490	[1]	AnaptysBio, Inc.	886,698
46,002	[1]	Apogee Therapeutics, Inc.	3,813,106
487,617	[1,2]	Aquestive Therapeutics, Inc.	1,999,230
218,502	[1]	Arcutis Biotherapeutics, Inc.	5,073,616
236,555	[1]	Arvinas, Inc.	2,341,895
18,904	[1,2]	Assembly Biosciences, Inc.	509,463
66,338	[1]	Aurinia Pharmaceuticals, Inc.	1,020,610
306,150	[1]	Aveanna Healthcare Holdings, Inc.	2,002,221
29,452	[1]	Axsome Therapeutics, Inc.	6,118,653
95,175	[1]	BioCryst Pharmaceuticals, Inc.	871,803
75,531	[1]	Bridgebio Pharma, Inc.	5,371,009
250,438	[1]	BrightSpring Health Services, Inc.	12,013,511
80,908	[1]	Brookdale Senior Living, Inc.	1,161,839
216,592	[1]	Catalyst Pharmaceutical Partners, Inc.	6,092,733

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
31,824	[1]	Celcuity, Inc.	$ 3,861,842
46,181	[1]	CG Oncology, Inc.	3,082,120
104,674	[1]	Cogent Biosciences, Inc.	3,746,282
84,831	[1]	Cryoport, Inc.	870,366
55,322	[1]	Edgewise Therapeutics, Inc.	1,712,769
16,993		Ensign Group, Inc.	3,172,423
221,743	[1]	EyePoint Pharmaceuticals, Inc.	2,927,008
66,023	[1]	Guardant Health, Inc.	5,749,283
22,577	[1]	Halozyme Therapeutics, Inc.	1,437,252
55,395	[1]	Harmony Biosciences Holdings, Inc.	1,731,648
290,526	[1,2]	ImmunityBio, Inc.	2,062,735
252,438	[1]	Indivior Pharmaceuticals, Inc.	9,284,670
6,777	[1]	Insmed, Inc.	923,908
22,103	[1]	IRhythm Holdings, Inc.	2,854,824
728,449	[1]	Ironwood Pharmaceuticals, Inc.	3,004,852
131,792	[1]	Janux Therapeutics, Inc.	1,893,851
116,178	[1]	Keros Therapeutics, Inc.	1,291,899
9,962	[1]	Krystal Biotech, Inc.	2,612,634
8,097	[1]	Lantheus Holdings, Inc.	685,168
15,009		LeMaitre Vascular, Inc.	1,647,238
329,711	[1,2]	LifeMD, Inc.	1,543,048
102,425	[1]	Liquidia Corp.	4,016,084
5,361	[1]	Madrigal Pharmaceuticals, Inc.	2,773,728
91,193	[1]	Mirum Pharmaceuticals, Inc.	8,873,991
314,119	[1]	Neumora Therapeutics, Inc.,	775,874
188,576	[1]	Perspective Therapeutics, Inc.	735,446
19,250		Phibro Animal Health Corp.	1,023,715
102,539	[1]	PROCEPT BioRobotics Corp.	2,465,038
156,737	[1]	Prothena Corp. PLC	1,733,511
51,228	[1]	PTC Therapeutics, Inc.	3,332,894
115,723	[1]	Puma Biotechnology, Inc.	869,080
21,437	[1]	Rhythm Pharmaceuticals, Inc.	1,744,114
286,989	[1]	Rocket Pharmaceuticals, Inc.	998,722
205,124	[1]	RxSight, Inc.	1,450,227
109,270	[1]	Tactile Systems Technology, Inc.	2,515,395
50,056	[1]	Tandem Diabetes Care, Inc.	977,343
22,038	[1]	Tarsus Pharmaceuticals, Inc.	1,401,837
538,114	[1]	Teladoc Health, Inc.	3,260,971
36,098	[1]	Tg Therapeutics, Inc.	1,219,390
23,053	[1]	TransMedics Group, Inc.	2,323,512
18,512	[1]	Travere Therapeutics, Inc.	779,725
27,239	[1]	Twist Bioscience Corp.	1,592,120
108,261	[1]	Viridian Therapeutics, Inc.	1,459,358
398,906	[1]	Wave Life Sciences Ltd.	2,816,276
292,683	[1]	Xeris Biopharma Holdings, Inc.	1,792,683
		TOTAL	168,044,158
		Industrials—25.9%
120,560	[1]	Amprius Technologies, Inc.	2,538,994
14,065		Apogee Enterprises, Inc.	511,966
4,522	[1]	ATI, Inc.	702,990
19,644		Atkore, Inc.	1,535,179
58,117		Atmus Filtration Technologies, Inc.	3,684,618

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
102,635	[1]	Bloom Energy Corp.	$ 29,082,654
51,649	[1]	Blue Bird Corp.	3,311,217
31,506	[1]	Bowman Consulting Group Ltd.	994,329
5,099		Comfort Systems USA, Inc.	9,383,435
6,617		Emcor Group, Inc.	5,900,180
12,270		EnerSys, Inc.	2,616,700
20,408		Federal Signal Corp.	2,512,837
223,156	[1]	Fluence Energy, Inc.	2,718,040
31,843	[1]	Fluor Corp.	1,698,824
149,637	[1]	Franklin Covey Co.	3,172,304
19,463		Global Industrial Co.	644,420
44,730		Granite Construction, Inc.	6,131,141
7,273		Griffon Corp.	663,079
98,445	[1,2]	Hertz Global Holdings, Inc.	626,110
8,360	[1]	Huron Consulting Group, Inc.	1,092,359
11,709		Hyster-Yale, Inc.	462,154
83,311		Insperity, Inc.	2,963,372
26,281		Interface, Inc.	732,714
43,717	[1,2]	Intuitive Machines, Inc.	1,108,226
29,643		KForce Com, Inc.	1,340,160
87,688	[1]	Kratos Defense & Security Solutions	5,528,728
72,805	[1]	Legence Corp.	6,331,123
43,702		Leonardo DRS, Inc.	1,775,612
156,840	[1]	Mistras Group, Inc.	2,961,139
9,446	[1]	Modine Manufacturing Co.	2,405,235
19,621		MOOG, Inc., Class A	5,912,004
297,387		Mueller Water Products, Inc.	8,294,123
3,077	[1]	MYR Group, Inc.	1,245,600
47,114	[1]	NextPower, Inc.	5,612,691
209,810		Pitney Bowes, Inc.	3,243,663
192,111	[1]	Planet Labs PBC	7,102,344
39,306		Powell Industries, Inc.	10,898,375
7,469	[1,2]	Power Solutions International, Inc.	547,254
64,803		Primoris Services Corp.	11,739,064
38,677	[1]	Rocket Lab Corp.	3,191,239
13,052	[1]	Sterling Infrastructure, Inc.	6,729,872
48,223		TriNet Group, Inc.	2,207,649
190,984	[1,2]	TTEC Holdings, Inc.	555,764
73,967	[1]	V2X, Inc.	5,015,702
20,524		Watts Industries, Inc., Class A	6,160,484
15,291		Worthington Industries, Inc.	829,843
171,003		Zurn Elkay Water Solutions Corp.	8,885,316
		TOTAL	193,300,826
		Information Technology—22.5%
52,725		A10 Networks, Inc.	1,406,703
14,853		Advanced Energy Industries, Inc.	5,702,215
68,866	[1]	Alarm.com Holdings, Inc.	3,058,339
123,430	[1,2]	Applied Digital Corp.	4,227,477
15,908	[1]	Applied Optoelectronics, Inc.	2,614,639
276,861	[1]	Arteris, Inc.	8,017,895
288,048	[1]	AvePoint, Inc.	2,808,468
11,683	[1]	Axcelis Technologies, Inc.	1,625,222

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
41,114		Badger Meter, Inc.	$ 4,971,094
5,798		Belden, Inc.	652,159
14,637	[1]	Blackbaud, Inc.	544,057
32,244	[1]	Blackline, Inc.	1,007,625
66,704	[1]	Box, Inc.	1,614,237
218,727	[1,2]	C3.AI, Inc.	1,931,359
77,031	[1]	Calix, Inc.	3,355,470
335,697	[1]	Cerence, Inc.	3,054,843
42,082		Clear Secure, Inc.	2,246,758
43,314	[1,2]	Coda Octopus Group, Inc.	489,881
56,636	[1]	Credo Technology Group Holding Ltd.	9,855,230
63,015	[1]	Digi International, Inc.	3,531,361
16,576	[1,2]	Digitalocean Holdings, Inc.	1,598,424
82,897	[1,2]	D-Wave Quantum, Inc.	1,681,151
189,750	[1]	Extreme Networks, Inc.	4,191,578
12,147	[1]	Fabrinet	8,302,110
46,388	[1]	Five9, Inc.	797,874
40,742	[1]	FormFactor, Inc.	5,538,060
204,452	[1]	Freshworks, Inc.	1,668,328
345,436	[1]	Grid Dynamics Holdings, Inc.	1,965,531
515,494	[1,2]	indie Semiconductor, Inc.	2,324,878
12,426	[1]	Insight Enterprises, Inc.	905,855
107,177	[1]	Intapp, Inc.	2,406,124
6,353		InterDigital, Inc.	1,884,046
38,028	[1,2]	IonQ, Inc.	1,715,823
12,717	[1]	Itron, Inc.	1,065,685
98,368	[1]	MaxLinear, Inc.	6,959,536
37,913		Napco Security Technologies, Inc.	1,772,433
151,895	[1,2]	Navitas Semiconductor Corp.	2,506,268
40,696	[1]	nLight, Inc.	2,842,616
1,523	[1]	OSI Systems, Inc.	436,979
65,167	[1]	Pagerduty, Inc.	433,361
182,840	[1]	Par Technology Corp.	2,457,370
36,654		Power Integrations, Inc.	2,665,112
88,394	[1]	Q2 Holdings, Inc.	4,485,995
33,921	[1]	Qualys, Inc.	2,948,753
4,964	[1]	Rambus, Inc.	571,406
127,819	[1]	Rigetti Computing, Inc.	2,230,442
31,946	[1]	Semtech Corp.	3,355,927
5,148	[1]	Sitime Corp.	2,893,948
569,083	[1]	Sprinklr, Inc.	2,799,888
157,627	[1]	SPS Commerce, Inc.	8,846,027
270,949	[1]	Tenable Holdings, Inc.	5,660,125
170,228	[1,2]	Terawulf, Inc.	3,699,054
33,889	[1]	Ultra Clean Holdings, Inc.	2,648,425
400,495	[1]	Unisys Corp.	1,045,292
98,720	[1]	Viavi Solutions, Inc.	5,172,928
94,518	[1]	Vistance Networks, Inc.	1,209,358
38,455	[1]	Workiva, Inc.	2,056,573
		TOTAL	168,458,315
		Materials—2.9%
21,458	[1]	Century Aluminum Co.	1,275,464

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
244,885	[1]	Coeur Mining, Inc.	$ 4,400,584
22,402		Commercial Metals Corp.	1,544,842
126,648		Compass Minerals International, Inc.	3,382,768
141,586	[1]	Constellium SE	4,428,810
236,415		Hecla Mining Co.	4,260,198
9,527	[1]	Ingevity Corp.	725,862
19,874		Koppers Holdings, Inc.	811,455
3,860		Quaker Chemical Corp.	524,535
		TOTAL	21,354,518
		Real Estate—2.8%
208,797		American Healthcare REIT, Inc.	10,602,712
244,184		Outfront Media, Inc.	7,533,076
133,461		RMR Group, Inc./The	2,376,940
		TOTAL	20,512,728
		TOTAL COMMON STOCKS (IDENTIFIED COST $521,623,009)	731,060,955
		INVESTMENT COMPANY—5.2%
38,958,195		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $38,958,195)	38,958,195
		TOTAL INVESTMENT IN SECURITIES—103.0% (IDENTIFIED COST $560,581,204)	770,019,150
		OTHER ASSETS AND LIABILITIES - NET—(3.0)%[4]	(22,611,046)
		NET ASSETS—100%	$747,408,104
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2026, were as follows:
Affiliated	Value as of 7/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 4/30/2026	Shares Held as of 4/30/2026	Dividend Income
Consumer Staples:
MGP Ingredients, Inc.	$4,939,668	$—	$(1,346,755)	$(649,371)	$(875,046)	$2,068,496	103,736	$—
Health Care:
EyePoint Pharmaceuticals, Inc.	$2,833,345	$—	$(1,004,128)	$483,046	$614,745	$2,927,008	221,743	$—
Industrials:
TTEC Holdings, Inc.	$951,100	$—	$—	$(395,337)	$—	$555,764	190,984	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$8,724,113	$—	$(2,350,883)	$(561,662)	$(260,301)	$5,551,268	516,463	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2025	$25,166,383
Purchases at Cost	$423,181,395
Proceeds from Sales	$(409,389,583)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$38,958,195
Shares Held as of 4/30/2026	38,958,195
Dividend Income	$1,140,589

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$26,775,681	$27,650,113

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust